FAIR VALUE DISCLOSURES, Significant Assumptions (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Equity securities at fair value		$ 0	$ 393
Securities available for sale		518,400	427,926
Loans held for sale, carried at fair value		69,800	44,753	$ 39,436
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Equity securities at fair value			393
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Equity securities at fair value			0
Securities available for sale		518,400	427,926
Derivatives		5,464	5,155
Liabilities [Abstract]
Derivatives		4,402	2,326
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Equity securities at fair value			0
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Recurring Basis [Member]
Assets [Abstract]
Equity securities at fair value			393
Loans held for sale, carried at fair value		69,800	44,753
Capitalized mortgage loan servicing rights		19,171	21,400
Derivatives	[1]	5,464	5,155
Liabilities [Abstract]
Derivatives	[2]	4,402	2,326
Recurring Basis [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		14,661	20,014
Recurring Basis [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		227,762	123,751
Recurring Basis [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		10,756	5,726
Recurring Basis [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		39,693	29,419
Recurring Basis [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		93,886	83,319
Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		96,102	127,555
Recurring Basis [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		33,195	34,309
Recurring Basis [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		1,843	1,819
Recurring Basis [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		502	2,014
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Equity securities at fair value			393
Loans held for sale, carried at fair value		0	0
Capitalized mortgage loan servicing rights		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Equity securities at fair value			0
Loans held for sale, carried at fair value		69,800	44,753
Capitalized mortgage loan servicing rights		0	0
Derivatives	[1]	5,464	5,155
Liabilities [Abstract]
Derivatives	[2]	4,402	2,326
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		14,661	20,014
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		227,762	123,751
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		10,756	5,726
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		39,693	29,419
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		93,886	83,319
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		96,102	127,555
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		33,195	34,309
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		1,843	1,819
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		502	2,014
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Equity securities at fair value			0
Loans held for sale, carried at fair value		0	0
Capitalized mortgage loan servicing rights		19,171	21,400
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Nonrecurring Basis [Member]
Assets [Abstract]
Loans held for sale, carried at fair value			41,471
Nonrecurring Basis [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	655	2,243
Nonrecurring Basis [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	316	323
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	987
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	470	316
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	281	17
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	294
Nonrecurring Basis [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	245	572
Nonrecurring Basis [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	67
Nonrecurring Basis [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	2
Nonrecurring Basis [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	121
Nonrecurring Basis [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]	31	95
Nonrecurring Basis [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[4]		59
Nonrecurring Basis [Member] | Other Real Estate [Member] | Mortgage [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]	28
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Loans held for sale, carried at fair value			41,471
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member] | Mortgage [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Loans held for sale, carried at fair value			0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[4]		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member] | Mortgage [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]	0
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Loans held for sale, carried at fair value			0
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Loans receivable	[3]	655	2,243
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans [Abstract]
Loans receivable	[3]	316	323
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	987
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[3]	470	316
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired loans [Abstract]
Loans receivable	[3]	281	17
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[3]	294
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	245	572
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Installment [Member] | Boat Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	67
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Impaired loans [Abstract]
Loans receivable	[3]	2
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Installment [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[3]	121
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired loans [Abstract]
Loans receivable	[4]	31	95
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired loans [Abstract]
Loans receivable	[4]		$ 59
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member] | Mortgage [Member] | Other [Member]
Impaired loans [Abstract]
Loans receivable	[4]	$ 28

[1]	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.
[2]	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.
[3]	Only includes impaired loans with specific loss allocations based on collateral value.
[4]	Only includes other real estate with subsequent write downs to fair value.